Via Edgar

                                                      November 7, 1995


Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  New England Funds Trust II
     (File Nos.: 2-11101 and 811-242)

Dear Sir or Madam:

      Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted for filing on behalf of New England Funds Trust II (the OTrustO), is a supplement dated October 26, 1995 to the
prospectuses   dated  May  1,  1995  for  the  TrustOs   New   England
Intermediate  Term  Tax  Free  Fund  of  California  and  New  England
Intermediate Term Tax Free Fund of New York. The supplement also contains information on the TrustOs New England Massachusetts Tax Free Income Fund as well as New Engand Cash Management Trust and New England Tax Exempt Money Market Trust.

      Acknowledgment of this filing will be confirmed through the Compuserve System. If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1669, or in my absence, John Loder at Ropers & Gray at (617) 951-7405.

Very truly yours,

[SIGNATURE]

Sheila M. Barry

CC:       R.P. Connolly

                      NEW ENGLAND FUNDS TRUST II

            NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
       NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
        NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

                   NEW ENGLAND CASH MANAGEMENT TRUST

                          MONEY MARKET SERIES
                        U.S. GOVERNMENT SERIES

               NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                 Supplement dated October 26, 1995 to
  New England State Tax Free Funds Prospectuses dated May 1, 1995 and
   New England Money Market Funds Prospectus dated September 1, 1995

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF THE PROSPECTUSES CAPTIONED "FUND MANAGEMENT" FOR NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND, NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA, NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK, NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES, NEW ENGLAND CASH MANAGEMENT TRUST - U.S. GOVERNMENT SERIES AND NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST (THE "FUNDS"):

  Back Bay Advisors, L.P., the Funds' investment adviser, is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). New England Mutual Life Insurance Company ("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

  The merger of The New England into MetLife is being treated, for purposes of the Investment Company Act of 1940 (the "Act"), as an "assignment" of the existing investment advisory agreements relating to the Funds. Under the Act, such an "assignment" will result in the automatic termination of the investment advisory agreements, effective at the time of the merger. Prior to the merger, shareholders of the Funds will be asked to approve new investment advisory agreements and subadvisory agreements, intended to take effect at the time of the merger. A proxy statement describing the new agreements will be sent to shareholders of the Funds prior to their being asked to vote on the new agreements.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF PROSPECTUSES CAPTIONED "BUYING FUND SHARES" FOR EACH OF THE FUNDS:

  Investment checks should be made payable to New England Funds.

  New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.)

  New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

                                                            SP34-1095

NEW ENGLAND FUNDS
[LOGO]

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

Prospectus and Application

May 1, 1995

New England Intermediate Term Tax Free Fund of California (the OCalifornia FundO) and New England Intermediate Term Tax Free Fund of New York (the ONew York FundO) (collectively the OFundsO) are non-diversified mutual funds. The Funds are series of shares of New England Funds Trust II (the OTrustO), a registered open-end management investment company. Five other series of the Trust are described in separate prospectuses. The Trust and New England Funds Trust I are referred to in this prospectus as the OTrusts.O

Each Fund seeks as high a level of current income exempt from federal income tax and its stateOs personal income tax (and New York City personal income tax, in the case of the New York Fund) as is consistent with preservation of capital. There can be no assurance that a Fund will achieve its investment objective.

Each Fund offers two classes of shares to the general public. The offering price is based on the next determined net asset value per share. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge, however, is imposed upon certain redemptions of Class B shares, which also bear higher annual 12b-1 fees than Class A shares. Class B shares automatically convert to Class A shares eight years after the Class B shares were purchased. See OBuying Fund Shares - Sales Charges.O

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the OStatementO) about the Funds dated May 1, 1995 has been filed with the Securities and Exchange Commission (the OSECO) and is available free of charge. Write to New England Funds, L.P. (the ODistributorO), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED
BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SIDEBAR]

For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at: 1-800-225-5478.

TABLE OF CONTENTS
Page
     FUND EXPENSES AND FINANCIAL INFORMATION
1    Schedule of Fees         Sales charges, yearly operating
     expenses.
2         Financial Highlights          Historical information on the
          FundsO
                                   performance.

     INVESTMENT STRATEGY
3    How the Funds Pursue Their Objectives

7    INVESTMENT RISKS

10                            FUND MANAGEMENT     It is important to
                              understand the risks inherent in a Fund
                              before you invest.


     BUYING FUND SHARES
11 Minimum Investment Everything you need to know to open and add to a New England Funds account.

11   6 Ways to Buy Fund Shares
     - Through your investment dealer
     - By mail
     - By wire transfer
     - By Investment Builder
     - By electronic purchase through ACH
     - By exchange from another New England Fund

12   Sales Charges
14   Reduced Sales Charges
       (Class A Shares Only)

                              OWNING FUND SHARES  New England Funds
                              offers three convenient ways to exchange
                              Fund shares.
15   Exchanging Among New England Funds
15   Fund Dividend Payments

     SELLING FUND SHARES
17                                 5 Ways to Sell Fund Shares    How
                                   to withdraw money or close your
                                   account.
     - Through your investment dealer
     - By telephone
     - By mail
     - By check
     - By Systematic Withdrawal Plan

18                            Repurchase Option   An opportunity to
                              reinvest your
                                (Class A Shares Only)  redemption
                              proceeds within 120 days for no sales
                              charge.


FUND DETAILS
19                                      How Fund Share Price is
                                        Determined     Additional
                                        information you may find
                                        important.
19   Income Tax Considerations
20   The FundsO Expenses
21   Performance Criteria
22   Additional Facts About the Funds

FUND EXPENSES AND FINANCIAL INFORMATION

SCHEDULE OF FEES

SHAREHOLDER TRANSACTION EXPENSES -- PAID DIRECTLY BY SHAREHOLDERS

                                   CALIFORNIA FUND       NEW YORK FUND
                                 CLASS A   CLASS B   CLASS A   CLASS B
                                  SHARES    SHARES    SHARES    SHARES
                                --------  --------  --------  --------
Maximum Initial Sales Charge
 Imposed on a Purchase (as a
 percentage of offering
 price)(1)(2)                      2.50%      None     2.50%      None
Maximum Contingent Deferred
 Sales Charge (as a percentage
 of original purchase price or
 redemption proceeds, as
 applicable)(2)                      (3)     4.00%       (3)     4.00%
Deferred Sales Charge               None      None      None      None
Redemption Fees                     None      None      None      None
Exchange Fee                        None      None      None      None

(1)  A reduced sales charge on Class A shares applies in some cases.

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase. See OSales Charges.O

ANNUAL FUND OPERATING EXPENSES -- PAID DIRECTLY BY THE FUND, AND
INDIRECTLY BY ITS SHAREHOLDERS
(as a percentage of average net assets)

Management Fees
 after voluntary
 expenses limitations)           0.00%**   0.00%**  0.00%***  0.00%***
12b-1 Fees                         0.25%    1.00%*     0.25%   1.00%*
Administrative
 Services Fees
 (after voluntary
 expense limitations)            0.00%**   0.00%**  0.00%***  0.00%***
Other Expenses
 (after voluntary
 expense limitations)            0.45%**   0.45%**  0.45%***  0.45%***
Total Operating Expenses         0.70%**   1.45%**  0.70%***  1.45%***

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Without the voluntary limitations, estimated Management Fees, Administrative Services Fees and Other Expenses would be 0.40%, 0.13% and 0.55%, respectively, for both classes of shares of the California Fund and Total Expenses would be 1.33% for Class A shares of the Fund and 2.08% for Class B shares.

*** Without the voluntary limitations, estimated Management Fees, Administrative Services Fees and Other Expenses would be 0.40%, 0.12% and 1.02%, respectively, for both classes of shares of the New York Fund and Total Expenses would be 1.79% for Class A shares of the Fund and 2.54% for Class B shares.

EXAMPLE
You  would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                   CALIFORNIA FUND               NEW YORK FUND
             CLASS A             CLASS B   CLASS A             CLASS B
                           (1)       (2)                 (1)       (2)
1 year           $32       $55       $15       $32       $55       $15
3 years          $47       $76       $46       $47       $76       $46
5 years          $63       $89       $79       $63       $89       $79
10 years*       $110      $153      $153      $110      $153      $153

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption.
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds.

For additional information about the FundsO fees and other expenses, please see OFund ManagementO and OThe FundsO Expenses.O

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS
(For a share of each Fund outstanding throughout the indicated periods)

The Financial Highlights presented below have been included in the financial statements of the Funds examined by Coopers & Lybrand LLP, independent accountants. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in the Statement.

                                              NEW ENGLAND INTERMEDIATE
                                      TERM TAX FREE FUND OF CALIFORNIA
                                CLASS A SHARES          CLASS B SHARES
                       -----------------------  ----------------------
                       APRIL 23,(a)       YEAR SEPT. 13,(a)       YEAR
                            THROUGH      ENDED      THROUGH      ENDED
                           DEC. 31,   DEC. 31,     DEC. 31,   DEC. 31,
                               1993       1994         1993       1994
----------------------------------------------------------------------
--
Net Asset Value,
 Beginning of Period          $7.50     $7.84         $7.92      $7.84
----------------------------------------------------------------------
--
Income From Investment
Operations
Net Investment Income          0.26      0.38          0.10       0.32
Net Gains or Losses
 on Investments
 (both realized and
 unrealized)                   0.38     (0.76)       (0.04)     (0.77)
----------------------------------------------------------------------
--
Total Income From
 Investment Operations         0.64     (0.38)         0.06     (0.45)
----------------------------------------------------------------------
--
Less Distributions
Distributions (from net
 investment income)          (0.26)     (0.38)       (0.10)     (0.32)
Distributions (in excess
 of net investment income)   (0.04)      0.00        (0.04)       0.00
----------------------------------------------------------------------
--
Total Distributions          (0.30)     (0.38)       (0.14)     (0.32)
----------------------------------------------------------------------
--
Net Asset Value,
 End of Period                $7.84     $7.08         $7.84      $7.07
----------------------------------------------------------------------
--
----------------------------------------------------------------------
--
Total Return (%) (d)           8.6       (4.9)        0.80       (5.8)
Ratios/Supplemental Data
Net Assets,
 End of Period (000)        $28,938   $30,293        $1,849     $5,713
Ratio of Operating
 Expenses to
 Average Net Assets (%) (b) 0.70(c)       0.70      1.45(c)       1.45
Ratio of Net Investment
 Income  to
 Average Net Assets (%)     4.88(c)       5.07      3.68(c)       4.32
Portfolio Turnover Rate (%)  121(c)        212       121(c)        212


[TABLE CONTINUED]
                                              NEW ENGLAND INTERMEDIATE
                                        TERM TAX FREE FUND OF NEW YORK
                                CLASS A SHARES          CLASS B SHARES
                       -----------------------  ----------------------
                      APRIL 23, (a)       YEAR  SEPT. 13, (a)     YEAR
                            THROUGH      ENDED        THROUGH    ENDED
                           DEC. 31,   DEC. 31,       DEC. 31, DEC. 31,
                               1993       1994           1993     1994
----------------------------------------------------------------------
--
Net Asset Value,
 Beginning of Period          $7.50     $7.76           $7.85    $7.76
----------------------------------------------------------------------
--
Income From Investment
 Operations
Net Investment Income          0.26      0.37            0.10     0.32
Net Gains or Losses
 on Investments
 (both realized and unrealized)0.29     (0.68)         (0.05)   (0.69)
----------------------------------------------------------------------
--
Total Income From
 Investment Operations         0.55     (0.31)           0.05   (0.37)
----------------------------------------------------------------------
--
Less Distributions
Distributions (from net
 investment income)          (0.25)     (0.38)         (0.10)   (0.33)
Distributions (in excess
 of net investment income)   (0.04)      0.00          (0.04)     0.00
----------------------------------------------------------------------
--
Total Distributions          (0.29)     (0.38)         (0.14)   (0.33)
----------------------------------------------------------------------
--
Net Asset Value, End of Period$7.76     $7.07           $7.76    $7.06
----------------------------------------------------------------------
--
----------------------------------------------------------------------
--
Total Return (%) (d)            7.4      (4.1)           0.5     (4.9)
Ratios/Supplemental Data
Net Assets, End of
 Period (000)               $21,122   $15,875            $555   $1,152
Ratio of Operating
 Expenses to
 Average Net Assets (%) (b) 0.70(c)      0.70         1.45(c)     1.45
Ratio of Net
 Investment Income  to
 Average Net Assets (%)     4.88(c)     5.13          3.68(c)     4.38
Portfolio Turnover Rate (%)  121(c)       219          121(c)      219

(a) The Fund commenced operations on April 23, 1993. Class B shares were first offered beginning September 13, 1993.

(b) Commencing April 23, 1993, expenses were voluntarily limited to 0.70% of Class A average net assets and, effective September 13, 1993, 1.45% of Class B average net assets. In the case of New England Intermediate Tax Free Fund of California, the ratio of operating expenses to average net assets for Class A shares without giving effect to this expense limitations would have been 1.49% (annualized) for the period April 23, 1993 through December 31, 1993, and 1.33% for year ended December 31, 1994; the ratio of operating expenses for Class B shares would have been 2.24% (annualized) for the period September 13, 1993 through December 31, 1993 and 2.08% for the year ended December 31, 1994. In the case of the New England Intermediate Tax Free Fund of New York, the ratio of operating expenses to average net assets for Class A shares without giving effect to the expense limitations would have been 2.11% (annualized) for the period April 23, 1993 through December 31, 1993 and 1.79% for the year ended December 31, 1994. The ratio of operating expenses for Class B shares would have been 2.86% (annualized) for the period September 13, 1993 through December 31, 1993 and 2.54% for the year ended December 31, 1994.

(c)  Computed on an annualized basis.

(d) A sales charge of 2.50% (maximum) in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.

INVESTMENT STRATEGY

HOW THE FUNDS PURSUE THEIR OBJECTIVES

The Funds invest primarily in the tax exempt securities of their named state (OState Tax Exempt SecuritiesO), which are described below.

The law of each FundOs named state provides that, to the extent distributions by a Fund are derived from interest on State Tax Exempt Securities, they shall be exempt from that stateOs personal income taxes and, in the case of the New York Fund, from New York City income tax (other than the possible incidence of any alternative minimum taxes). It is a fundamental policy of each Fund that at least 80% of its income distributions will be exempt from federal income tax, from personal income taxes of its named state and, in the case of the New York Fund, from New York City income tax, except during times of adverse market conditions when a Fund is investing for temporary defensive purposes (in which case more than 20% of a FundOs income distributions could be subject to federal income tax and/or personal income taxes of its named state and, in the case of the New York Fund, New York City income tax). Each Fund currently expects that at least 90% of its income each year will be exempt from federal income taxes, the personal income tax of its named state and, in the case of the New York Fund, from New York City income tax. The Funds may invest in Oprivate activity bonds,O which pay interest that, although exempt from ordinary income taxes, may be subject to federal or state alternative minimum taxes. It is a fundamental policy of each Fund that distributions of interest income on such bonds, together with distributions of interest income from investments other than State Tax Exempt Securities (including any income subject to federal alternative minimum tax), will not normally exceed 20% of the total amount of the FundOs income distributions. The Funds currently do not expect such distributions to exceed 10% of the total amount of each FundsO income distributions. The Funds may invest up to 5% of their respective assets in so-called Oinverse-floating obligationsO or Oresidual interest bonds.O

Securities purchased by the Funds will be largely of investment grade quality. At the time the Funds purchase an investment, at least 85% of each FundOs assets will consist of securities rated AAA, AA, A or BBB by Standard & PoorOs Corporation (OS&PO); rated Aaa, Aa, A or Baa by MoodyOs Investors Service, Inc. (OMoodyOsO) or securities that are not rated by S&P or MoodyOs but that are determined by each FundOs adviser to be of comparable quality to securities in those rating categories. The other 15% of each FundOs assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated securities that the adviser determines are of comparable quality to bonds rated below BBB or Baa. Bonds rated BBB or Baa are considered investment grade but may have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. Bonds of below investment grade quality involve high risk and are sometimes referred to as Ojunk bonds.O See OInvestment Risks - Lower Quality Fixed Income SecuritiesO for more information about these bonds. Each Fund may invest in bonds rated in the lowest rating categories, D by S&P or C by MoodyOs. These classes of bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Each Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to ten years.

Although the FundsO investment objectives refer to preservation of capital, the net asset value of the FundsO shares will fluctuate based on changes in prevailing market rates and other factors.

ODurationO is a commonly used measure of the price responsiveness of a fixed-income security or a portfolio of fixed-income securities to an interest rate change (i.e., the change in price one can expect from a given change in yield). Many investors and investment analysts consider duration to be a more useful measure of price sensitivity than Omaturity.O The prices (i.e., values) of securities having shorter durations generally fluctuate less than those of securities with longer durations. The Funds will seek to maintain an average portfolio duration of six years or less. The FundsO portfolios may include fixed-income securities with durations of more than six years, so long as the average duration of the portfolio is six years or less. A portfolio with an average duration of six years or less should provide investors with a reduced risk of loss due to rising interest rates. For example, a 1% increase in interest rates would be expected to result in a price decrease of approximately 6% for a portfolio with an average duration of six years and a price decrease of 8% for a portfolio with an average duration of eight years. Conversely, a 1% decrease in interest rates would be expected to result in similar increases in value. These expectations represent Back Bay Advisors, L.P.Os (OBack Bay AdvisorsO) estimate of portfolio volatility based upon historic data collected under a wide variety of market conditions, but there is no assurance that actual volatility will be consistent with such expectations. By maintaining an average portfolio duration of six years or less, the Funds seek to achieve a lower level of fluctuations of the FundsO per share net asset value than funds with longer durations although this result cannot be assured.

For temporary purposes (such as pending new investments), for liquidity purposes (such as to meet repurchase or redemption obligations, or to pay expenses), or for temporary defensive purposes, a Fund may invest in taxable obligations such as obligations of the U.S. Government, its agencies or instrumentalities, other debt securities rated within the four highest grades by either MoodyOs or S&P, commercial paper rated in the two highest grades by either of such rating services, certificates of deposit and bankers acceptances. A Fund may also hold its assets in other cash equivalents or in cash.

The Funds may also purchase and sell interest rate futures contracts and tax exempt bond index futures contracts and may write and purchase related options. The Funds expect that transactions involving futures and options on futures will help to reduce the volatility of the FundsO net asset values, although these results cannot be assured.

Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The following table illustrates what tax-free investing can mean for you.

The following table does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax exempt income, or any alternative minimum tax. Also, a portion of the FundsO distributions may consist of ordinary income or short-term or long-term capital gain and will be taxable to you as such.

The following table shows, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax-exempt yield. Yields shown do not represent actual yields achieved by the Funds and are not intended as a prediction of future yields.

--------------------------------------------------------------------------------
----------------------
                               TAX-FREE INVESTING
                                 CALIFORNIA FUND
--------------------------------------------------------------------------------
----------------------
                                              1995
                                          COMBINED
                                        FEDERAL AND
                 TAXABLE INCOME*        CALIFORNIA                    IF TAX EXEMPT YIELD IS
--------------------------------------               -----------------------------------------------
         SINGLE               JOINT       MARGINAL     4.00%     4.50%     5.00%     5.50%     6.00%
         RETURN              RETURN   **TAX RATE**        THEN THE EQUIVALENT TAXABLE YIELD WOULD BE
--------------------------------------------------------------------------------
----------------------
  $11,193 D $17,662   $22,384 D $35,324     18.40%     4.90%     5.51%     6.13%     6.74%     7.35%
    17,663  D 23,350    35,325  D 39,000    20.10%     5.01%     5.63%     6.26%     6.88%     7.51%
    23,351  D 24,519    39,001  D 49,038    32.32%     5.91%     6.65%     7.39%     8.13%     8.87%
    24,520  D 30,987    49,039  D 61,974    33.76%     6.04%     6.79%     7.55%     8.30%     9.06%
    30,988  D 56,550    61,974  D 94,250    34.70%     6.13%     6.89%     7.66%     8.42%     9.19%
    56,551 D 107,464    94,251 D 143,600    37.42%     6.39%     7.19%     7.99%     8.79%     9.59%
   107,465 D 117,950                        37.90%     6.44%     7.25%     8.05%     8.86%     9.66%
                       143,601 D 214,928    41.95%     6.89%     7.75%     8.61%     9.47%    10.34%
   117,951 D 214,929   214,929 D 256,500    42.40%     6.94%     7.81%     8.68%     9.55%    10.42%
   214,930 D 256,500                        43.04%     7.02%     7.90%     8.78%     9.66%    10.53%
                       256,501 D 429,858    45.64%     7.36%     8.28%     9.20%    10.12%    11.04%
       over  256,500       over  429,858    46.24%     7.44%     8.37%     9.30%    10.23%    11.16%
--------------------------------------------------------------------------------
----------------------
                                  NEW YORK FUND
--------------------------------------------------------------------------------
----------------------
                                              1995
                                          COMBINED
                                        FEDERAL AND
                 TAXABLE INCOME*          NEW YORK                    IF TAX EXEMPT YIELD IS
-------------------------------------              -------------------------------------------------
         SINGLE               JOINT       MARGINAL     4.00%     4.50%     5.00%     5.50%     6.00%
         RETURN              RETURN   **TAX RATE**        THEN THE EQUIVALENT TAXABLE YIELD WOULD BE
--------------------------------------------------------------------------------
----------------------
   $9,501 D $12,500   $19,001 D $25,000     20.57%     5.04%     5.67%     6.29%     6.92%     7.55%
    12,501  D 23,350    25,001  D 39,000    21.45%     5.09%     5.73%     6.37%     7.00%     7.64%
    23,351  D 56,550    39,001  D 94,250    33.47%     6.01%     6.76%     7.52%     8.27%     9.02%
    56,551 D 117,950    94,251 D 143,600    36.24%     6.27%     7.06%     7.84%     8.63%     9.41%
   117,951 D 256,500   143,601 D 256,500    40.86%     6.76%     7.61%     8.45%     9.30%    10.15%
       over 256,500         over 256,500    44.19%     7.17%     8.06%     8.96%     9.85%    10.75%
                                              1995
                                          COMBINED
                                        FEDERAL AND
                                          NEW YORK
                                             STATE
                 TAXABLE INCOME*          AND CITY                    IF TAX EXEMPT YIELD IS****
-----------------------------------------                                                                ---------------
---------------------------------------
         SINGLE               JOINT       MARGINAL     4.00%     4.50%     5.00%     5.50%     6.00%
         RETURN              RETURN  **TAX RATE***        THEN THE EQUIVALENT TAXABLE YIELD WOULD BE
--------------------------------------------------------------------------------
----------------------
    $9,501D $12,500   $19,001 D $25,000     23.82%     5.25%     5.91%     6.56%     7.22%     7.88%
    12,501  D 15,000    25,001  D 27,000    24.71%     5.31%     5.98%     6.64%     7.31%     7.97%
    15,001  D 23,350    27,001  D 39,000    25.19%     5.35%     6.01%     6.68%     7.35%     8.02%
    23,351  D 25,000    39,001  D 45,000    36.63%     6.31%     7.10%     7.89%     8.68%     9.47%
    25,001  D 56,550    45,001  D 94,250    36.64%     6.31%     7.10%     7.89%     8.68%     9.47%
    56,551  D 60,000    94,251 D 108,000    39.28%     6.59%     7.41%     8.23%     9.06%     9.88%
    60,001 D 117,950   108,001 D 143,600    39.32%     6.59%     7.42%     8.24%     9.06%     9.89%
   117,951 D 256,500   143,601 D 256,500    43.71%     7.11%     7.99%     8.88%     9.77%    10.66%
       over  256,500       over  256,500    46.88%     7.53%     8.47%     9.41%    10.35%    11.29%

**** This  amount represents taxable income as defined in the Internal
     Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the New York
     State, New York City or California Personal Income Tax law; however, New York State, New York City or California taxable income may differ due to differences in exemptions, itemized deductions and other items.

**** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1995, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state taxes on your Federal return.

**** For  federal  tax  purposes,  these combined  rates  reflect  the applicable marginal rates for 1995, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state and city taxes on your Federal return. For New York purposes, these combined rates reflect the expected New York State and City tax and surcharge rates for 1995.

**** These represent New York State, City and Federal tax equivalent yields.

STATE TAX EXEMPT SECURITIES

State   Tax  Exempt  Securities  are  debt  obligations  issued  by   a   FundOs
named state and its respective political subdivisions (for example, counties, cities, towns, villages, districts and authorities), the interest from which is, in the opinion of bond counsel, exempt from both federal income tax and personal income taxes of the relevant state and, in the case of the New York Fund, New York City personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, the refunding of outstanding debts, or the lending of funds to public or private institutions for the construction of housing, educational or medical facilities. They may also include certain types of industrial development bonds or private activity bonds issued by public authorities to finance privately owned or operated facilities. State
Tax   Exempt   Securities  also  include  debt  obligations  issued   by   other
governmental   entities   (for  example,  U.S.  possessions   such   as   Puerto
Rico)  if  such  debt  obligations  generate  interest  income  that  is  exempt from federal income taxes, the relevant stateOs personal income taxes and, in the case of the New York Fund, New York City income taxes.

The two principal classifications of State Tax Exempt Securities are general obligation and limited obligation (limited purpose or revenue) bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuerOs general unrestricted revenues. Their payment may depend on an appropriation by the issuerOs legislative body. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases limited obligation bonds, the creditworthiness of which is directly related to that of the user of the facilities.

Although  the  Funds  will  maintain  an  average  portfolio  maturity  in   the
intermediate range, the Funds may be primarily invested in short-term State Tax Exempt Securities when yields on such securities are greater than yields available on long-term State Tax Exempt Securities, to stabilize net asset value or for temporary defensive purposes.

Also included within the general category of State Tax Exempt Securities are participations in lease obligations or installment purchase contract obligations (Olease obligationsO) of municipal authorities or entities. Although lease obligations do not constitute
general   obligations   of  the  municipality  for  which   the   municipalityOs
taxing power is pledged, a lease obligation is ordinarily backed by the municipalityOs covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain Onon-appropriationO clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the Onon-appropriationO risk, these securities  represent  a  relatively new  type  of  financing  and  may  not  be as marketable as more conventional securities. Although Onon-appropriationO lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. The FundsO investments, if any, in these securities will be subject to procedures adopted by the trustees of the Trust from time to time.

Participation   certificates  are  obligations  issued  by   state   and   local
governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

State  Tax  Exempt  Securities  may  have  fixed  or  variable  interest  rates.
Each Fund may purchase floating and variable rate demand notes, which are securities normally having a stated maturity in excess of one year, but which permit the holder to tender the notes for purchase at the principal amount thereof. The interest rate on a floating rate demand note is based on a known lending rate, such as a bankOs prime rate, and is adjusted periodically based on changes in such lending rate. The interest rate on a variable rate demand note is adjusted at specified intervals. There generally is no secondary market for these notes, although they may be tendered for redemption at face value. In some cases, the Funds must give more than seven daysO notice before tender. Variable rate demand notes with such a notice feature are Oilliquid securitiesO for purposes of the policy limiting the FundsO investments in illiquid securities to 15% of net assets.

INVESTMENT RISKS

It   is  important  to  understand  the  following  risks  inherent  in  a  Fund before you invest.

*    GENERAL

The  value  of  a  FundOs  investments will  change  as  the  general  level  of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The value of a FundOs shares will fluctuate with the value of its investments.

Certain State Tax Exempt Securities which may be held by a Fund may permit the issuer at its option to Ocall,O or redeem, its securities.
If an issuer were to redeem State Tax Exempt Securities held by a Fund during a time of declining interest rates, that Fund may not be able to reinvest the proceeds in tax exempt securities providing as high a level of investment return as the securities redeemed.

During a period of declining interest rates, many of each FundOs portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on
maturity,   which  would  be  reflected  in  the  net  asset   value   of   each
FundOs shares. The value of such OpremiumO securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching a call date). As a result, an investor who holds shares of a Fund during such periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on such FundOs investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or the call date). In evaluating the potential performance of an investment in each Fund, investors may find it useful to compare each FundOs current dividend rate with that FundOs Oyield,O which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See OPerformance Criteria.O

*    STATE TAX EXEMPT SECURITIES

A   FundOs  ability  to  achieve  its  investment  objective  depends   on   the
ability   of   its   named  state  and  its  political  subdivisions   to   meet
their continuing obligations to pay principal and interest.

Since a Fund invests primarily in State Tax Exempt Securities, the value of a FundOs shares may be especially affected by factors
pertaining   to  the  economy  of  a  FundOs  named  state  and  other   factors
specifically   affecting  the  ability  of  that  state   (and   its   political
subdivisions)  to  meet  their  obligations.  As  a  result,  the  value  of   a
FundOs shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of a state and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of State Tax Exempt Securities may be affected from time to time by economic, political and demographic conditions within the relevant state. In addition, constitutional or statutory restrictions may limit a governmentOs power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of State Tax Exempt Securities may also affect that issuerOs ability to meet its obligations. Payments of principal and interest on
limited  obligation  securities  will  depend  on  the  economic  condition   of
the   facility   or   specific   revenue  source   from   whose   revenues   the
payments will be made, which in turn could be affected by economic, political and demographic conditions in a FundOs named state or a particular locality. Any reduction in the actual or perceived ability of an issuer of State Tax Exempt Securities to meet its obligations
(including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of State Tax Exempt Securities of other issuers as well.

The amount of publicly-available information about the financial condition of an issuer of State Tax Exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, monitoring the creditworthiness of issuers of State Tax Exempt Bonds may be more difficult than with corporate bonds.

INVESTING   IN   NEW  YORK.  New  York  suffered  significant  adverse   effects
from   the  disruption  of  financial  markets  in  the  late  1980s   and   the
most recent recession. These effects included the loss of substantial numbers of jobs, declining real estate values and reduced tax receipts. Future weakness in the economy generally, or in those sectors that are especially important to the New York economy (such as financial services), could adversely affect the credit ratings and creditworthiness of State Tax Exempt Securities of New York issuers, which in turn could adversely affect the value of an investment in the New York Fund.

INVESTING IN CALIFORNIA. Although California has the largest and one of the most diversified economies of any state, it has suffered significant adverse effects from the most recent recession and from the continuing weakness of certain key industries, such as the defense and aerospace industries. Among these effects are significant job losses, declining real estate values and reduced tax receipts. Continued or future weakness in the economy generally or in those
sectors   that  are  especially  important  to  the  California  economy   could
adversely   affect  the  credit  ratings  and  creditworthiness  of  State   Tax
Exempt Securities of California issuers, which in turn could adversely affect the value of an investment in the California Fund.

Back  Bay  Advisors  believes  that,  in  general,  the  secondary  market   for
State Tax Exempt Securities is less liquid than that for many other fixed-income securities. Accordingly, the ability of a Fund to buy and sell securities may be limited.

*    OPTIONS AND FUTURES

The Funds may purchase and sell financial futures contracts and options for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This index is intended to represent a numerical measure of market performance for long-term tax  exempt  bonds.  An  Oindex  futureO is a contract  to  buy  or  sell  units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time  when  a  Fund  enters  into and terminates  an  index  future,  such  Fund will realize a gain or loss. The Funds may purchase and sell futures contracts on this Index (or any other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of State Tax Exempt
Securities which the Funds own or expect to purchase. The Funds may also purchase and sell put and call options on index futures, or on an index directly, in addition to or as an alternative to purchasing and selling financial futures contracts.

The   Funds   may  also,  for  hedging  purposes,  purchase  and  sell   futures
contracts    and   options   with   respect   to   U.S.   Treasury   securities,
including U.S. Treasury bills, notes and bonds. Treasury security futures and related options would be used in a way similar to the
FundsO use of index futures and related options. The Funds will purchase or sell Treasury security futures or related options only when,  in  the  opinion  of  Back  Bay Advisors,  price  movements  in  Treasury security futures and related options are likely to correlate closely with price movements in the State Tax Exempt Securities which are the subject of the hedge.

The use of futures and options may result in taxable income or capital gains and involves certain special risks. Futures and options transactions involve costs and may result in losses. The successful use of futures and options will usually depend on Back Bay AdvisorsO ability to forecast interest rate movements correctly. The FundsO
ability   to   hedge   their  portfolio  positions  through  Treasury   security
futures and options also depends on the degree of correlation between the municipal bond index or U.S. Treasury security underlying the futures  or  options  purchased  and  sold  by  the  Funds  and  the  State  Tax
Exempt Securities that are the subject of the hedge. The successful use of futures and
options  also  depends  on  the  availability  of  a  liquid  secondary   market
to  enable  the  Funds  to  close  their positions  on  a  timely  basis.  There
can   be   no   assurance  that  such  a  market  will  exist  at  a  particular time. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit a FundOs ability to engage in futures and options transactions.

The Funds will not purchase or sell futures contracts or related options if, as a result, the sum of initial margin deposits on a FundOs existing futures contracts and options plus premiums paid for outstanding options on futures contracts would exceed 5% of the FundOs net assets. (For options that are Oin-the-moneyO at the time of purchase, the amount by which the option is Oin-the-moneyO is excluded from this calculation.)

A   more   detailed   explanation  of  futures  and  options  transactions   and
the   risks   associated   with   them  is  included   in   Part   II   of   the
Statement.

*    LOWER QUALITY FIXED-INCOME SECURITIES

Lower quality fixed-income securities generally provide higher yields than higher quality securities, but are subject to greater credit and market risk. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to
meet   principal   and  interest  payments.  Achievement   of   the   investment
objective   of  a  Fund  investing  in  lower  quality  fixed-income  securities may be more dependent on the investment adviserOs own credit analysis than is the case for higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market
or   by   legislation  that  limits  the  ability  of  certain   categories   of
financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult.

*    MISCELLANEOUS

Each Fund reserves the right to enter into repurchase agreements for amounts up to 15% of its assets. In repurchase agreements, the Funds buy securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Funds to earn a return on available cash at minimal market risk, although the Funds may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.
These transactions must be fully collateralized at all times, but may involve some credit risk to the Fund. A Fund may also purchase securities for future delivery (i.e., forward commitments), which may increase its overall investment exposure. Part II of the Statement contains more detailed information about these transactions and about limitations designed to reduce the risks associated with them.

Each Fund is Onon-diversifiedO and as such is not required to meet any diversification requirements under the Investment Company Act of 1940
(the O1940 ActO), although each Fund must meet certain diversification standards to qualify as a regulated investment company under the
Internal  Revenue  Code  of  1986  (the OCodeO).  Since  the  Funds  may  invest a relatively high percentage of their assets in the obligations of a limited number of issuers, each Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

In periods of rapidly fluctuating interest rates, there may be frequent changes in investments. From time to time, consistent with its investment objective, each Fund may also trade securities for the purpose of seeking short-term profits. A change in the securities held by the Funds is known as Oportfolio turnover.O Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. To the extent that such sales result in net realized capital gains, shareholders
ordinarily   are   taxed  on  such  gains  at  applicable  income   tax   rates.
Back   Bay   Advisors  expects  that  the  FundsO  turnover  may   exceed   100%
annually.

FUND MANAGEMENT

The FundsO adviser, Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116, provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages 15 mutual fund portfolios and over $6 billion of securities. Back Bay Advisors and the Distributor are both indirect subsidiaries of New England Mutual Life Insurance
Company (OThe New EnglandO). Both Back Bay Advisors and the Distributor are independently-operated subsidiaries of New England Investment Companies, L.P. (ONEICO). NEIC is listed on the New York
Stock Exchange, and manages over $60 billion in assets for individuals and institutions. James S. Welch, Vice President of Back Bay Advisors and New England Funds Trust II, has served as the portfolio manager of the Funds since their inception in April 1993. Prior to joining Back
Bay   Advisors   in   1993,   Mr.  Welch  was  a  Vice   President   at   Putnam
Management Company.

Subject   to   overall   supervision  by  the   TrustOs   trustees,   Back   Bay
Advisors   furnishes  a  continuous  investment  program  for  each   Fund   and
recommends what securities should be purchased or sold.

Back   Bay  Advisors  is  paid  at  the  annual  rate  of  0.40%  of  the  first
$200,000,000 of each FundOs average daily net asset value, 0.375% of the next $300,000,000 of such value and 0.35% of such value in excess of $500,000,000.

Back Bay Advisors and the Distributor have agreed, however, to reduce their fees, and, if necessary, to bear certain expenses associated with operating the Funds in order to limit each FundOs expenses to an annual rate of 0.70% of the average net assets of the FundOs Class A shares and 1.45% of the average net assets of the FundOs Class B shares. Back Bay Advisors and the Distributor may terminate these voluntary agreements at any time. In that event the Funds would supplement their prospectus.

The   general   partners  of  Back  Bay  Advisors  and   the   Distributor   are
wholly-owned subsidiaries of NEIC, whose sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of The New England.

Under Administrative Services Agreements between each of the Funds and the Distributor, the Distributor provides the Funds with office space, facilities and equipment, services of executive and other personnel and certain administrative services. Under these agreements, the Funds pay the Distributor a fee at the annual rate of 0.125% of each FundOs average daily net assets.

In placing portfolio transactions for the Funds, Back Bay Advisors seeks the most favorable price and execution available. Subject to this policy, Back Bay Advisors may consider sales of shares of the
Funds and other Funds in the New England Funds as a factor in the selection of broker dealers.

BUYING FUND SHARES

MINIMUM INVESTMENT

$2,500  is  the  minimum  for  an initial investment  in  either  Fund  and  $50
is   the   minimum   for   each  subsequent  investment.   There   are   special
initial investment minimums for the following plans:

$50 for automatic investing through the Investment Builder program.

$1,000   for  accounts  registered  under  the  Uniform  Gifts  to  Minors   Act
or the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES

You   may   purchase  Class  A  and  Class  B  shares  of  the  Funds   in   the
following ways:

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Many   investment   dealers  have  a  sales  agreement  with   the   Distributor
and would be pleased to accept your order.

[GRAPHIC] BY MAIL:

FOR   AN   INITIAL  INVESTMENT,  simply  complete  an  application  and   return
it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

[GRAPHIC] BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR  AN  INITIAL  INVESTMENT,  call  us  at  1-800-225-5478  between  8:00  a.m.
and   6:00   p.m.  (Eastern  time)  to  obtain  an  account  number   and   wire
transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538,
Credit Fund (Fund name and Class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m.
and   4:00   p.m.  (Eastern  time).  Your  bank  may  charge  a  fee  for   this
service.

[GRAPHIC] INVESTMENT BUILDER:

Investment Builder is New England FundsO automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder.
Indicate    the   amount   of   the   monthly   investment   on   the   enclosed
application  and  enclose  a  void  check  or  deposit  slip  from   your   bank
account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options form.

[GRAPHIC] BY ELECTRONIC PURCHASE THROUGH ACH:

You may purchase additional shares electronically through the Automated Clearing House (OACHO) system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-
5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[GRAPHIC] BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND

You   may   also  purchase  shares  of  one  series  of  a  Fund  by  exchanging shares from another New England Fund. Please see OExchanging Among New England FundsO for complete details.

[SIDEBAR]

USING TELE#FACTS
1-800-346-5984

Tele#Facts is New England FundsO automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at
1-800-225-5478.

GENERAL

All  purchase  orders  are  subject to acceptance  by  the  Funds  and  will  be
effected   at  the  net  asset  value  next  determined  after  the   order   is
received in proper form by State Street Bank and Trust Company (OState Street BankO) (except orders received by your investment dealer before the close of trading on the New York Stock Exchange [the OExchangeO] and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class   B   shares  and  certain  shareholder  features  may  not  be  available to persons whose shares are held in street name accounts.

You   will  not  receive  any  certificates  for  your  Class  A  shares  unless
you   request   them  in  writing  from  the  Distributor.  The   FundsO   Oopen
accountO system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares.

If   you   wish  transactions  in  your  account  to  be  effected  by   another
person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

[SIDEBAR]

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

SALES CHARGES

The Funds offer two classes of shares:

CLASS A SHARES

Class   A   shares  are  offered  at  net  asset  value  plus  a  sales   charge
which   varies  depending  on  the  size  of  your  purchase.  They   are   also
subject to a 0.25% annual service fee. The current sales charges are:

                                 SALES CHARGE AS A % OF        DEALERS
                                 ----------------------     CONCESSION
                                     NET                       AS % OF
                                OFFERING         AMOUNT       OFFERING
VALUE OF TOTAL INVESTMENT          PRICE       INVESTED        PRICE**
----------------------------------------------------------------------
--
Up to $100,000                     2.50%          2.56%          2.15%
----------------------------------------------------------------------
--
$100,000 - $249,999                2.00%          2.04%          1.70%
----------------------------------------------------------------------
--
$250,000 - $499,999                1.50%          1.52%          1.25%
----------------------------------------------------------------------
--
$500,000 - $999,999                1.25%          1.27%          1.00%
----------------------------------------------------------------------
--
$1,000,000 or more                  None           None              *
----------------------------------------------------------------------
--

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; 0.80% on the next $1 million; 0.20% on the next $2 million; and 0.08% on the excess over $5 million. These
     commissions   are   not   payable   if   the   purchase   represents    the
     reinvestment  of  a  redemption  made  during  the  previous  12   calendar
     months.

**   A   1.5%  sales  charge  applies  to  investments  of  less  than  $500,000
     of    distributions    from   unit   investment    trusts.    The    dealer
     concession is 1.5% on these sales.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of either Fund, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions within one year after the shares were purchased. If an exchange is made to Class A
shares   of  any  of  the  New  England  Cash  Management  Trust  Money   Market
Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the OMoney Market FundsO), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. For purposes of the CDSC, it is assumed  that  the  shares  held  the longest are  the  first  to  be  redeemed.
No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and to a
CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of either Fund. If the exchange is made to Class B shares of a Money Market Fund, then the holding period will stop and resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund Shares.

The  CDSC  will  be  assessed  on an amount equal to  the  lesser  of  the  cost of  the  shares  being  redeemed  or their  net  asset  value  at  the  time  of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge.

                                                  CONTINGENT DEFERRED
                                                    SALES CHARGE AS A
                                                 PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE                           AMOUNT SUBJECT TO CHARGE
-----------------------                     --------------------------
1st                                                                 4%
2nd                                                                 3%
3rd                                                                 3%
4th                                                                 2%
5th                                                                 1%
thereafter                                                          0%

Year   one   ends   one  year  after  the  day  on  which   the   purchase   was
accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See OSales Charges - GeneralO below. At the
time  of  sale,  the  Distributor  pays  investment  dealers  a  commission   of
2.75% and advances the first yearOs service fee (up to 0.25%) on purchases of Class B shares.

DECIDING WHICH CLASS TO PURCHASE

The   decision   as   to  whether  Class  A  or  Class   B   shares   are   more
appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends  per  share.  For  these  reasons,  the  Distributor  will  treat  any order of $1 million or more for Class B shares as a Class A order. Investors making small investments might consider Class B shares because 100% of the purchase price is invested immediately. Consult your investment dealer for advice applicable to your particular circumstances.

[SIDEBAR]

CHOOSING BETWEEN CLASS A AND B SHARES

Whether   you   purchase   Class  A  or  Class  B   shares   depends   on   your
investing goals. If you qualify for a reduced sales charge, or invest for the long term, you might consider purchasing Class A. Class A shares have lower annual fees and as a result, pay higher dividends per share. If you make a smaller investment, you might consider Class B shares since 100% of you purchasing dollars are invested immediately and the amount of your deferred sales charge diminishes over time. Consult your financial representative for deciding which class is appropriate for you.

GENERAL

NO   CDSC  ON  ANY  CLASS  OF  SHARES  APPLIES  to  redemptions  following   the
death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholderOs death or disability. In addition, no CDSC applies to certain withdrawals pursuant to a Systematic Withdrawal Plan. See OSystematic Withdrawal PlanO below.

Each Fund receives the net asset value next determined after the order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from  time  to  time.  The  staff  of  the SEC  is  of  the  view  that  dealers receiving all or substantially all of the sales charge may be deemed underwriters of the FundsO shares.

The   Distributor   may,   at  its  expense,  provide   additional   promotional
incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of pay-
ment   for   travel   expenses,  including  lodging,  incurred   in   connection
with   trips   taken  by  invited  registered  representatives   to   locations,
within or outside of the U. S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources, gift certificates or vouchers through membership in the New England Funds Flagship Club. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

REDUCED SALES CHARGES (CLASS A SHARES ONLY)

* LETTER OF INTENT -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

* COMBINING ACCOUNTS -- Purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/ or single trust estates. The values of all accounts are combined to determine the sales charge.

* UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $500,000 may be invested in shares of any Fund at a sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

* CLIENTS OF AN ADVISER OR SUBADVISER (AFFILIATED WITH NEIC) -- no sales charge or CDSC applies to investments of $100,000 or more
     in   the   Funds  by  clients  of  an  adviser  or  subadviser  (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with
     NEIC)  to  any  series  of  the  Trusts;  and  the  parents,  spouses   and
     children of the foregoing. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

*    Shares  of  the  Funds  may  be  purchased  at  net  asset  value  with  no sales charge or contingent deferred sales charge by advisory accounts through investment advisers registered under the Investment Advisers Act of 1940 affiliated with broker-dealers.

* There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the TrustOs investment advisers, subadvisers (affiliated with
     NEIC), the Distributor, The New England or any other company affiliated with The New England; current and former directors and
     trustees  of  the  Trusts  or  their  predecessor  companies;  agents   and
     general   agents   of   The   New  England  and   its   insurance   company
     subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust for any of the foregoing persons.

* Shareholders of Reich & Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The   reduction   or  elimination  of  the  sales  charge  in  connection   with
sales   described   above   reflects  the  absence   or   reduction   of   sales
expenses associated with such sales.

OWNING FUND SHARES

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS  A  SHARES.  Except  as  indicated in the  next  two  sentences,  you  may
exchange   Class  A  shares  of  either  Fund  (and  Class  A  shares   of   the
Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. Class A shares of the California Fund and the New York Fund (and shares of the
Money   Market  Funds  acquired  through  exchanges  of  such  shares)  may   be
exchanged  for  shares  of  the  Funds at net  asset  value  only  if  you  have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England
Adjustable   Rate  U.S.  Government  Fund  (the  OAdjustable  Rate  FundO)   for
shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your
Adjustable  Rate  Fund  shares  and  the  higher  sales  charge  of   the   fund
into which you are exchanging. Participants in the automatic exchange program will not be charged the difference. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described above may not participate in this program. In addition, you may redeem the Class A shares of any Money Market Fund that were not acquired through exchanges from either Fund and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

CLASS B SHARES.You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for the Class B shares of any other series of the Trusts (except New England Growth Fund). Such exchanges will be
made   at  the  next  determined  net  asset  value  of  the  shares.  Class   B
shares   will   automatically  convert  on  a  tax-free   basis   to   Class   A
shares   eight  years  after  they  are  purchased  (excluding  the   time   the
shares are held in a Money Market Fund). See OSales Charges - Class B SharesO above.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), call Tele#Facts or write New England Funds. The exchange must be for a minimum of $500 (or the total net asset value of the account, whichever is less) except that under the Automatic
Exchange   Plan  the  minimum  is  $50.  All  exchanges  are  subject   to   the
minimum investment and eligibility requirements of the fund into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other fund may be legally sold.

You   have   the   automatic  privilege  to  exchange  your   Fund   shares   by
telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, and will provide you with written confirmations of such transactions and will record your instructions.

Except   as   otherwise  permitted  by  SEC  rule,  shareholders  will   receive
at   least   60   daysO   advance  notice  of  any  material   change   to   the
exchange privilege.

[SIDEBAR]

AUTOMATIC EXCHANGE PLAN

The   Funds   have  an  automatic  exchange  plan  under  which  shares   of   a
class of a Fund are automatically exchanged each month for shares of the same class of other series in the Trusts, other than New England
Growth Fund, which is available only to certain eligible investors. The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

FUND DIVIDEND PAYMENTS

The Funds declare dividends daily and pay them monthly. Each Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually.

You have the option to reinvest all distributions in additional shares of the same class of a Fund or in shares of the same class of other
series   of   the   Trusts,  to  receive  distributions   from   dividends   and
interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the
Funds at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying the servicing agent in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent  to  you  are  returned  OundeliverableO  to  a  Fund  or  remain  uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You   may  also  establish  a  dividend  diversification  program  which  allows
you   to   have   all  dividends  and  any  other  distributions   automatically
invested   in   shares   of   another  New  England   Fund,   subject   to   the
investor eligibility requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. For class B shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. The shareholder name on the fund account distributing dividends and the fund account receiving dividends must be the same and, if a new account in the purchased fund is being established, minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fundOs prospectus.

SELLING FUND SHARES

5 WAYS TO SELL FUND SHARES

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

[GRAPHIC] BY TELEPHONE:

You   or   your  investment  dealer  may  redeem  (sell)  shares  by   telephone
using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, Class A and Class B shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Class A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. [Eastern time]) will be processed at the next determined net asset value.  The  proceeds  (LESS  ANY  APPLICABLE  CDSC)  generally  will  be  wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your  bank  must  be  a  member  of  the  Federal  Reserve  System  or  have   a
correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed  to  Your  Address  of  Record  -- Shares  may  be  redeemed  by  calling
1-800-225-5478  and  requesting  that  a  check  for  the  PROCEEDS  (LESS   ANY
APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through   ACH  --  Shares  may  be  redeemed  electronically  through  the   ACH
system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 p.m., the redemption will be processed the day the telephone call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bankOs particular rule. If you have recently purchased your shares through the ACH system, the Funds may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

[GRAPHIC] BY MAIL:

You   may   redeem   your   shares  at  their  net   asset   value   (LESS   ANY
APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of
shares  or  the  dollar  amount  to  be  redeemed  and  whether  you  wish   the
proceeds  mailed  to  your  address  of  record,  wired  to  your  bank  account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this
appears   on   your   confirmation   statement)   and   indicate   any   special
capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional   written   information  may  be   required   for   certain   benefit
plans  and  IRAs.  Contact  the  Distributor  or  your  investment  dealer   for
details.

If   you   hold  certificates  for  your  Class  A  shares,  you  must   enclose
them with your redemption request or
your    request    will   not   be   honored.   The   Funds    recommend    that
certificates be sent by registered mail.

[GRAPHIC] BY CHECK:

Checkwriting is available on Class A shares of the Funds. To elect checkwriting for your account, select the checkwriting option on your
application    and   complete   the   attached   signature    card.    To    add
checkwriting to an existing account, please call 1-800-225-5478 for our Service Option Form. The Fund will send you checks drawn on State
Street  Bank.  You  will  continue  to earn  dividends  on  shares  redeemed  by check until the check clears. There is currently a $5.00 fee to establish this service. Each check must be written for $500 or more.
The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC or Class B shares.

If you use withdrawal checks, you will be subject to State Street BankOs rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You   may  not  close  your  account  by  withdrawal  check  because  the  exact
balance   of  your  account  will  not  be  known  until  after  the  check   is
received by State Street Bank.

[GRAPHIC] BY SYSTEMATIC WITHDRAWAL PLAN:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account.  Redemption  of  shares  pursuant to  the  Plan  will  not  be  subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00
p.m.  (Eastern  time)  on  the  same  day will  receive  that  dayOs  net  asset value). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special   rules   apply  to  redemptions  under  powers  of   attorney.   Please
call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The  Funds  may  suspend  the  right  of redemption  and  may  postpone  payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION
(CLASS A SHARES ONLY)

You   may  apply  your  Class  A  share  redemption  proceeds  without  a  sales
charge   to  the  repurchase  of  shares  of  any  series  of  the  Trusts.   To
qualify, you must reinvest the entire proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for the entire amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences even if the proceeds are later reinvested. Please consult your tax adviser.

FUND DETAILS

HOW FUND SHARE PRICE IS DETERMINED

Back   Bay   Advisors,   under  the  direction   of   the   TrustOs   board   of
trustees,  determines  the  value  of the total  net  assets  of  the  Funds  as of  the  close  of  regular  trading (ordinarily  4:00  p.m.  Eastern  time)  on the Exchange each day the Exchange is open. Securities for which market quotations are readily available are generally valued at market value  on  the  basis  of  market quotations. In  all  other  cases,  the  value of a FundOs assets is determined in good faith by Back Bay Advisors, or by a pricing service selected by it, subject to the general supervision of the trustees.

The  net  asset  value  per  share  of each  classOs  shares  is  determined  by dividing the value of the assets of the Fund attributable to such class, less all liabilities (including accrued expenses) attributable to such class, by the number of shares of the class outstanding. The public offering price of a FundOs Class A shares is determined by adding the applicable sales charge to the net asset value. See OSales ChargesO above. The public offering price of Class B shares is the net asset value per share.

The  exact  price  you  pay  for a share will be  determined  by  the  next  set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading of the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that dayOs public offering price.

INCOME TAX CONSIDERATIONS

The  Funds  intend  to  meet  all  requirements of  the  Internal  Revenue  Code of 1986, as amended, to ensure that they qualify to pay Oexempt-interest dividends,O which in general means that a Fund can pass on to shareholders the federal tax exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived
from   interest   on   State  Tax  Exempt  Securities  are  also   exempt   from
State personal income taxes of the relevant state and, in the case of the New York Fund, New York City personal income taxes.

For federal income tax, state personal income tax and, in the case of the New York Fund, New York City personal income tax purposes, your proportionate share of taxable dividends derived from a FundOs other net interest (and other ordinary) income and short-term capital gains, if any, will be taxable as ordinary income, whether received in cash or additional shares. Distributions derived from a FundOs long-term capital gains are generally taxable as long-term capital gains regardless of how long you have held your Fund shares. However, certain capital gains distributions may qualify for exemption from state personal income taxes of the relevant state. Distributions by the Funds are not eligible for the dividends-received deduction for corporations.

In general, any gain or loss realized upon a disposition of shares will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as a short-term gain or loss assuming the shares are held as capital assets. Losses incurred  on  the  disposition  of shares of  the  Funds  held  for  six  months or less will be disallowed as deductions for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as long-term capital losses to the extent of capital gain distributions received with respect to such shares.

CALCULATING THE PRICE OF SHARES

Total Market Value of Portfolio Securities
  plus
Other Assest
  minus
Any Liabilities
  divided by
Total Number of Outstanding Shares in a Class
  equals
Net Asset Value (NAV)

THE   PUBLIC   OFFERING  PRICE  FOR  CLASS  A  SHARES  IS  THE  NAV   PLUS   THE
APPLICABLE  SALES  CHARGE.  THE  PUBLIC  OFFERING  PRICE  FOR  CLASS  B  IS  THE
NAV.

If you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, income from certain private activity bonds issued after August 7, 1986 is an item of tax preference for purposes of the federal alternative minimum tax at the maximum rate of 28% for individuals and 20% for corporations. If the Funds invest in such private activity bonds, shareholders may become subject to, or have increased liability under, the alternative minimum tax.

Exempt interest dividends are included in Oadjusted current earningsO for purposes of computing the alternative minimum tax applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the alternative minimum tax is added to the corporationOs alternative minimum taxable income, potentially giving rise to alternative minimum tax liability.

All   tax  exempt  bonds  issued  after  August  16,  1986  (September  1,  1986 in the case of certain bonds) are now subject to certain rules formerly applicable only to industrial development bonds. If the issuer of bonds issued after such date fails to observe these rules, the interest on the bonds could become taxable retroactive to the date the bonds were issued.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all its ordinary income earned during that calendar year, and virtually all of the capital gain net income it realized in the 12-month period ending December 31 but has not previously distributed.

Distributions  declared  in  December  to  shareholders  of  record  on  a  date
in   that   month   and  paid  in  January  will  be  considered   for   federal
income   tax  purposes  to  have  been  received  by  shareholders  on  December
31.

If at least 95% of the FundsO dividends are Oexempt-interest dividends,O federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Funds will be required to withhold 31% of all income dividends and capital gains distributions they pay to you if you do not provide a correct, certified taxpayer identification number, if the Funds are notified that you have underreported income in the past, or if you fail to certify  to  the  Funds  that  you  are not  subject  to  such  withholding.  In addition, the Funds will be required to withhold 31% of the gross proceeds of a FundOs shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not
apply    so    long   as   you   furnish   the   Funds   with   an   appropriate
certification.

Annually,  if  you  earn  more  than $10 in taxable  income  from  a  Fund,  you will receive a Form 1099 from the Funds to assist you in reporting the prior calendar yearOs distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal, state and, in the case of the New York Fund, New York City income tax consequences of an investment in the Funds. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

THE FUNDSO EXPENSES

In addition to the management fee paid to Back Bay Advisors and the fees paid to the Distributor, each Fund pays all expenses not borne by Back Bay Advisors or the Distributor, including, but not limited to, the charges and expenses of the FundOs custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholdersO and trusteesO meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of Back Bay Advisors or its affiliates, other than affiliated registered investment companies.
Under Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at the annual rate of 0.25% of
<PAGE.
the   FundOs  average  daily  net  assets  attributable  to  the  Class  A   and
Class B shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the FundOs shares, for providing personal services to investors in shares of the Fund and/or maintenance of shareholder accounts. In the case of the Class A shares, the Distributor may also use all or any portion of the fee to pay its expenses in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. In the case of the Class B shares, the
Distributor retains the balance of the service fee as compensation for providing personal services to investors and/or the maintenance of
shareholder   accounts.   In   the   case   of   the   Class   B   shares,   the
Distributor currently pays investment dealers at the time of sale the first yearOs service fee in the amount of up to 0.25% of the amount invested.

Both FundsO Class B shares pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective FundOs Class B shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who
are   dealers   of   record   with   respect   to   the   FundOs   shares,    as
distribution fees in connection with the sale of the FundOs shares. The Distributor retains the balance of the distribution fee as compensation for the DistributorOs services as distributor of the Class B shares.

PERFORMANCE CRITERIA

Each class may include tax-equivalent yield, current yield and total return information in advertisements or other written sales material.
Each class will show its average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of an investment in a class at the beginning  of  the  relevant  period to the  value  of  the  investment  at  the
end   of   the   period  (assuming  deduction  of  the  current  maximum   sales
charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions, imposition of the CDSC relevant to the period of time quoted in the case of Class B shares). Each class may also show total return over other periods, or on an aggregate basis for  the  period  presented,  or without deduction  of  a  sales  charge.  If  a sales charge or CDSC is not deducted in calculating total return, a classOs total return will be higher.

Current   yield   is   computed  in  accordance  with  the  SECOs   standardized
formula by dividing the adjusted net investment income per share earned during a recent 30 day period by the maximum offering price of a  share  of  the  relevant  class  on the  last  day  of  the  period  (reduced
by   any  earned  income  expected  to  be  declared  shortly  as  a  dividend).
For   this   purpose,  net  investment  income  is  calculated   in   accordance
with   SEC   regulations  and  may  differ  from  the  classOs  net   investment
income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a Oyield-to-maturityO basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. Each classOs current dividend rate is based on the classOs net investment income as determined for financial statement purposes, which reflects amortization only as to the amount of any premium paid by the Fund for securities.

Tax-equivalent yield is the taxable yield an investor would have to earn to receive the equivalent of the classOs yield after payment of federal income tax and state personal income taxes. Tax-equivalent yield is calculated by adjusting a classOs standardized yield for a recent 30 day period, using effective combined federal and state tax rates for individuals.

A  class  may  also  present  one  or  more  distribution  rates  in  its  sales
literature.   These   rates  will  be  determined  by  annualizing   a   classOs
distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing
that  amount  by  the  maximum  offering  price  or  the  net  asset  value   on
the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

Total   return   will  generally  be  higher  for  Class  A  shares   than   for
Class B shares of the same Fund, because of the higher levels of expenses borne by the Class B shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B shares.

All   performance  information  is  based  on  past  performance  and  does  not
predict   future   performance.  See  Part  II  of  the   Statement   for   more
details.

ADDITIONAL FACTS ABOUT THE FUNDS

*    The  Trust  was  organized  in  1931  as  a  Massachusetts  business  trust
     and   is   authorized   to  issue  an  unlimited   number   of   full   and
     fractional shares in multiple series. The California Fund and the New York Fund commenced operations in April 1993.

*    When  you  invest  in  a  Fund,  you  acquire  freely  transferable  shares of beneficial interest that entitle you to receive dividends and to cast a vote for each share you own at shareholder meetings.
     Shares  of  a  Fund  vote  separately  from  shares  of  other  series   of
     the Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to Rule 12b-1 plans, on which only shares of the class to which the particular plan relates are entitled to vote.

*    The  Trust  does  not  hold  regular  shareholder  meetings  and  will   do
     so only when required by law. Shareholders may remove trustees from office by votes cast at a shareholder meeting or by written consent.

* The TrustOs trustees have the authority without shareholder approval to issue other classes of shares of the Funds that represent interests in the FundsO portfolios but that have different sales load and fee arrangements.

* The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New
     England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

* Except for matters that are explicitly identified as OfundamentalO in this prospectus or Part I of the Statement, the investment policies of the Funds may be changed without shareholder approval and, in most cases, without prior notice. The investment objectives of the Funds are not fundamental.

*    If   there  is  a  change  in  a  FundOs  objective,  shareholders  of  the
     Fund should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

*    If   the   balance   in  your  account  is  less  than  a  minimum   dollar
     amount   set   by  the  trustees  from  time  to  time  (currently   $500),
     the Funds may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the FundOs intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or to accounts that have fallen below the minimum solely because of fluctuations in a FundOs net asset value.

*    The    FundsO   annual   report   will   contain   additional   performance
     information   and  will  be  made  available  upon  request   and   without
     charge.

*    The   Class   A   and   Class  B  structure  could  be  terminated   should
     certain   IRS   rulings  be  rescinded.  See  Part  II  of  the   Statement
     for more details.


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